STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Stock-based compensation plan
Stock-based compensation expense	$ 5	$ 5	$ 8	$ 10	$ 16	$ 20	$ 17
Employee Benefit Plans
Defined contribution plan, annual matching contribution paid					15	7	1
HDS Plan
Stock-based compensation plan
Risk-free interest rate					1.10%	2.80%	3.00%
Dividend yield					0.00%	0.00%	0.00%
Expected volatility factor					47.60%	46.00%	48.90%
Expected option life in years					6 years 6 months	6 years 7 months 6 days	6 years 9 months 18 days
U.S. Treasury coupon market yields (as a percent)					0.00%
Option granted, weighted-average fair value					$ 2.41	$ 1.99	$ 1.64
Stock-based compensation expense					16	20	17
Stock options, unamortized compensation expense					$ 20
Stock options unamortized compensation expense, reorganization period					4 years 9 months 18 days